Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Aug. 13, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 13, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS,

AND STATEMENT OF ADDITIONAL INFORMATION,

OF THE FUNDS LISTED IN SCHEDULE A AND

SCHEDULE B (EACH A “FUND”)

This supplement announces a reduction in the sales charge payable on purchases of each Fund’s Class A shares in amounts over $100,000. The following changes are effective September 13, 2019.

1.	For each Fund listed in Schedule A:

The following supersedes any information to the contrary in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

2.	For each Fund listed in Schedule B:

The following supersedes any information to the contrary in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 0.50%.

Schedule A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
Western Asset California Municipals Fund	June 28, 2019
Western Asset Massachusetts Municipals Fund	March 31, 2019
Western Asset Municipal High Income Fund	November 30, 2018
Western Asset New Jersey Municipals Fund	August 1, 2019
Western Asset New York Municipals Fund	August 1, 2019
Western Asset Oregon Municipals Fund	August 31, 2018
Western Asset Pennsylvania Municipals Fund	August 1, 2019

Schedule B

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2019
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2019

Western Asset California Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 13, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS,

AND STATEMENT OF ADDITIONAL INFORMATION,

OF THE FUNDS LISTED IN SCHEDULE A AND

SCHEDULE B (EACH A “FUND”)

This supplement announces a reduction in the sales charge payable on purchases of each Fund’s Class A shares in amounts over $100,000. The following changes are effective September 13, 2019.

1.	For each Fund listed in Schedule A:

The following supersedes any information to the contrary in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

Schedule A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
Western Asset California Municipals Fund	June 28, 2019

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Western Asset Massachusetts Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 13, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS,

AND STATEMENT OF ADDITIONAL INFORMATION,

OF THE FUNDS LISTED IN SCHEDULE A AND

SCHEDULE B (EACH A “FUND”)

This supplement announces a reduction in the sales charge payable on purchases of each Fund’s Class A shares in amounts over $100,000. The following changes are effective September 13, 2019.

1.	For each Fund listed in Schedule A:

The following supersedes any information to the contrary in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

Schedule A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
Western Asset Massachusetts Municipals Fund	March 31, 2019

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Western Asset Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 13, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS,

AND STATEMENT OF ADDITIONAL INFORMATION,

OF THE FUNDS LISTED IN SCHEDULE A AND

SCHEDULE B (EACH A “FUND”)

This supplement announces a reduction in the sales charge payable on purchases of each Fund’s Class A shares in amounts over $100,000. The following changes are effective September 13, 2019.

1.	For each Fund listed in Schedule A:

The following supersedes any information to the contrary in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

Schedule A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
Western Asset Municipal High Income Fund	November 30, 2018

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Western Asset New Jersey Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 13, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS,

AND STATEMENT OF ADDITIONAL INFORMATION,

OF THE FUNDS LISTED IN SCHEDULE A AND

SCHEDULE B (EACH A “FUND”)

This supplement announces a reduction in the sales charge payable on purchases of each Fund’s Class A shares in amounts over $100,000. The following changes are effective September 13, 2019.

1.	For each Fund listed in Schedule A:

The following supersedes any information to the contrary in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

Schedule A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
Western Asset New Jersey Municipals Fund	August 1, 2019

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Western Asset New York Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 13, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS,

AND STATEMENT OF ADDITIONAL INFORMATION,

OF THE FUNDS LISTED IN SCHEDULE A AND

SCHEDULE B (EACH A “FUND”)

This supplement announces a reduction in the sales charge payable on purchases of each Fund’s Class A shares in amounts over $100,000. The following changes are effective September 13, 2019.

1.	For each Fund listed in Schedule A:

The following supersedes any information to the contrary in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

Schedule A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
Western Asset New York Municipals Fund	August 1, 2019

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Western Asset Oregon Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 13, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS,

AND STATEMENT OF ADDITIONAL INFORMATION,

OF THE FUNDS LISTED IN SCHEDULE A AND

SCHEDULE B (EACH A “FUND”)

This supplement announces a reduction in the sales charge payable on purchases of each Fund’s Class A shares in amounts over $100,000. The following changes are effective September 13, 2019.

1.	For each Fund listed in Schedule A:

The following supersedes any information to the contrary in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

Schedule A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
Western Asset Oregon Municipals Fund	August 31, 2018

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Western Asset Pennsylvania Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 13, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS,

AND STATEMENT OF ADDITIONAL INFORMATION,

OF THE FUNDS LISTED IN SCHEDULE A AND

SCHEDULE B (EACH A “FUND”)

This supplement announces a reduction in the sales charge payable on purchases of each Fund’s Class A shares in amounts over $100,000. The following changes are effective September 13, 2019.

1.	For each Fund listed in Schedule A:

The following supersedes any information to the contrary in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

Schedule A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
Western Asset Pennsylvania Municipals Fund	August 1, 2019

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Western Asset Intermediate Maturity California Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 13, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS,

AND STATEMENT OF ADDITIONAL INFORMATION,

OF THE FUNDS LISTED IN SCHEDULE A AND

SCHEDULE B (EACH A “FUND”)

This supplement announces a reduction in the sales charge payable on purchases of each Fund’s Class A shares in amounts over $100,000. The following changes are effective September 13, 2019.

2.	For each Fund listed in Schedule B:

The following supersedes any information to the contrary in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 0.50%.

Schedule B

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2019

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 0.50%.
Western Asset Intermediate Maturity New York Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 13, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS,

AND STATEMENT OF ADDITIONAL INFORMATION,

OF THE FUNDS LISTED IN SCHEDULE A AND

SCHEDULE B (EACH A “FUND”)

This supplement announces a reduction in the sales charge payable on purchases of each Fund’s Class A shares in amounts over $100,000. The following changes are effective September 13, 2019.

2.	For each Fund listed in Schedule B:

The following supersedes any information to the contrary in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 0.50%.

Schedule B

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2019

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 0.50%.